Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Other comprehensive income/(expense)	[1]	$ (800)	$ 733	$ (878)
Costs of hedging		$ (21)	$ (19)	$ (7)

[1]	Included within Other comprehensive expense of $800m (2023: income of $733m; 2022: expense of $878m) is a charge of $21m (2023: $19m; 2022: $7m), relating to Costs of hedging.